Borrowings (Tables)	12 Months Ended
Jun. 30, 2019
Borrowings [abstract]
Schedule of borrowings

	Book value		Fair value
	06.30.19	06.30.18	06.30.19	06.30.18
Non-convertible notes	276,759	276,888	272,657	295,509
Bank loans and others	51,874	56,866	50,823	57,799
Bank overdrafts	1,001	1,744	1,001	1,745
Other borrowings (i)	4,671	6,054	6,462	7,897
Total borrowings (ii)	334,305	341,552	330,943	362,950

Non-current	278,062	291,640
Current	56,243	49,912
Total	334,305	341,552

(i)	Includes financial leases for Ps. 256 and Ps. 264 as of June 30, 2019 and 2018.
(ii)	Includes Ps. 275,422 and Ps. 281,298 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.

Schedule of maturity of the Group's borrowings

	06.30.19	06.30.18

Principal:
Less than one year	52,972	46,835
Between 1 and 2 years	44,921	42,518
Between 2 and 3 years	33,946	36,469
Between 3 and 4 years	76,914	29,848
Between 4 and 5 years	29,029	79,516
More than 5 years	92,933	103,017
	330,715	338,203
Do not accrue interest:
Less than one year	3,029	2,865
Between 1 and 2 years	39	106
Between 2 and 3 years	38	51
Between 3 and 4 years	178	12
Between 4 and 5 years	19	-
More than 5 years	31	51
	3,334	3,085
Finance lease obligations	256	264
	334,305	341,552

Schedule of evolution of borrowing

	06.30.19	06.30.18
Balance at the beginning of the year	341,552	213,214
Borrowings	53,038	40,314
Payment of borrowings	(44,029)	(36,409)
Collection / (Payment) of short term loans, net	1,573	1,162
Interests paid	(15,918)	(11,285)
Accrued interests	17,009	13,496
Cumulative translation adjustment and exchange differences, net	(2,694)	7,682
Deconsolidation	-	150,738
Changes in fair value of third-party loans	(19)	(33,153)
Repurchase of non-convertible notes	(5,801)	(930)
Inflation adjustment	(10,215)	(2,910)
Reclassifications and other movements	(191)	(367)
Balance at the end of the year	334,305	341,552

Schedule of borrowing by type of fixed-rate and floating-rate

	06.30.19
	Argentine Peso	Brazilian Reais	Bolivian Peso	Uruguayan Peso	NIS	Total
Fixed rate:
Argentine Peso	1,019	-	-	-	-	1,019
Brazilian Reais	-	1,585	-	-	-	1,585
US Dollar	50,239	4	-	314	8,323	58,965
Bolivian pesos	-	-	3	-	-	3
NIS	-	-	-	-	157,835	157,835
Subtotal fixed-rate borrowings	51,258	1,589	3	314	166,158	219,407
Floating rate:	-
Argentine Peso	759	-	-	-	-	759
Brazilian Reais	-	1,819	-	-	-	1,819
US Dollar	2,801	-	-	-	-	2,801
NIS	-	-	-	-	109,263	109,263
Subtotal floating rate borrowings	3,560	1,819	-	-	109,263	114,642
Total borrowings as per analysis	54,818	3,408	3	314	275,421	334,049
Finance lease obligations	256	-	-	-	-	256
Total borrowings as per Statement of Financial Position	55,074	3,408	3	314	275,421	334,305

	06.30.18
	Argentine Peso	Brazilian Reais	Bolivian Peso	Uruguayan Peso	NIS	Total
Fixed rate:
Argentine Peso	2,363	-	-	-	-	2,363
Brazilian Reais	-	495	-	-	-	495
US Dollar	51,888	-	-	579	19,093	71,560
NIS	-	-	-	-	125,524	125,524
Subtotal fixed-rate borrowings	54,251	495	-	579	144,617	199,942
Floating rate:
Argentine Peso	1,814	-	-	-	-	1,814
Brazilian Reais	-	2,430	-	-	-	2,430
US Dollar	422	-	-	-	2,554	2,976
NIS	-	-	-	-	134,126	134,126
Subtotal floating rate borrowings	2,236	2,430	-	-	136,680	141,346
Total borrowings as per analysis	56,487	2,925	-	579	281,297	341,288
Finance lease obligations	32	232	-	-	-	264
Total borrowings as per Statement of Financial Position	56,519	3,157	-	579	281,297	341,552

Schedule of debt issuances of the Group's borrowings

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
Cresud	Class XXIV	Nov-18	US$ 73.6	11/14/20	9.00% n.a.	At expiration	quarterly
Cresud	Class XXIII	feb-18	US$ 113	02/16/23	6.50%	At expiration	biannual
Brasilagro	CRA Serie I	may-18	R$ 85	08/01/22	106.5% from the DI rate	Annual payments since 2020	annual
Brasilagro	CRA Serie II	may-18	R$ 57	07/31/23	110% from the DI rate	Annual payments since 2020	annual
IRSA CP	Class IV	sep-17	US$140	09/14/20	5% n.a.	At expiration	quarterly
IRSA	Class IX "I"	may-19	US$ 96	11/15/20	10% e.a.	At expiration	quarterly
IDBD	SERIE N	jul-17	NIS 642.1	12/30/22	5.3% e.a	At expiration	quarterly	(1)
IDBD	SERIE N	nov-17	NIS 357	12/30/22	5.3% e.a	At expiration	quarterly	(2)
DIC	SERIE J	dec-17	NIS 762	12/30/26	4.8% e.a.	Annual payments since 2021	biannual	(2)
PBC	SERIE I	oct-17	NIS 497	06/29/29	3.95% e.a.	At expiration	quarterly
PBC	SERIE I	dec-17	NIS 496	06/29/29	3.95% e.a.	At expiration	quarterly	(2)
PBC	SERIE I	jul-18	NIS 507	06/29/29	3.95% e.a.	At expiration	quarterly	(2)
PBC	Series I	may-19	NIS 515	12/31/29	4.15% e.a.	At expiration	annual
Gav - Yam	SERIE H	sep-17	NIS 424	06/30/34	2.55% e.a.	Annual payments since 2019	biannual
Gav - Yam	SERIE A	jul-18	NIS 320	10/31/23	3.55% e.a.	Annual payments since 2021	biannual
Gav - Yam	SERIE H	sep-18	NIS 596	06/30/34	2.55% e.a.	At expiration	annual	(2)
Gav - Yam	SERIE A	dec-18	NIS 351	10/31/23	3.55% e.a.	Annual payments since 2021	biannual
Cellcom	SERIE L	jan-18	NIS 401	01/05/28	2.5% e.a.	Annual payments since 2023	annual
Cellcom	SERIE K	jul-18	NIS 220	07/05/26	3.55% e.a.	Annual payments since 2021	annual	(2)
Cellcom	SERIE K	dec-18	NIS 187	07/05/26	3.55% e.a.	Annual payments since 2021	annual
Cellcom	SERIE L	dec-18	NIS 213	01/05/28	2.50% e.a.	Annual payments since 2023	annual

(1)	IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 99.3 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien (which represent 70.02% of its capital), in an unlimited amount, in favor of the trustee for the holders of the debentures.
(2)	Corresponds to an expansion of the series.